8. Movements in other comprehensive income from available-for-sale financial assets	12 Months Ended
Dec. 31, 2017
Movements In Other Comprehensive Income From Available-for-sale Financial Assets
Movements in other comprehensive income from available-for-sale financial assets
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Available-for-sale financial assets
Gains for the year	272,239	554,330	274,165
Reclassification adjustments to income	(715,103)	(227,467)	(67,100)
	(442,864)	326,863	207,065